RELATED PARTIES (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 12 – RELATED PARTIES
Argand Group LLC (jointly owned by the Chief Executive Officer and his wife as Vice President of Legal)
As of March 31, 2024, Argand Group LLC owns an aggregate 3,466,153 shares of Class A common stock of Volato Group, Inc. representing 10.8% of the issued and outstanding shares of Class A common stock.
PDK Management LLC (Chief Executive Officer is the sole member)
The Company facilitates the formation of limited liability plane companies (earlier defined as “Plane Co”), which are then funded by third party members prior to the sale and delivery of an aircraft purchased from Honda Aircraft Company that will enter into the Company’s fractional program. Each Plane Co is governed by an operating agreement and managed by PDK Management LLC, an entity whose sole member is the Company’s Chief Executive Officer until June 2023.
The aggregate amount of revenue generated from Plane Co’s totaled $1.2 million and $1.1 million for the three months ended March 31, 2024 and 2023, respectively.
Expenses charged to the Company by Plane Co’s totaled $1.2 million and $0.9 million for the three months ended March 31, 2024 and 2023, respectively.
Balance due to Plane Cos amounted to $0.4 million and $0.2 million as of March 31, 2024 and December 31, 2023, respectively.
Liotta Family Office, LLC (60% owned by the father of the Company’s Chief Executive Officer, 20% owned by the brother of the Company’s Chief Executive Officer and 20% owned by the Company’s Chief Executive Officer)
Liotta Family Office, LLC currently owns 1,859,288 shares of Class A common stock, which represents 6.4% of the issued and outstanding Class A common stock as of March 31, 2024.
During the year ended December 31, 2023, Liotta Family Office, LLC entered into an unsecured promissory note for a total amount of $1.0 million (Note 10). The Company incurred $23 thousand of interest during the three months ended March 31, 2024. Accrued interest was $109 thousand as of March 31, 2024.
Aircraft Lease and Charter Services
As part of Volato’s aircraft ownership program, Volato leases a HondaJet HA-420 aircraft from Volato 158, LLC (“158LLC”), the Company’s equity-method investment, which is 25% owned by DCL H&I, LLC (“DCL”). Dennis Liotta (The Company’s Chief Executive Officer’s father) and his spouse own 100% of DCL. Under the terms of an aircraft dry lease, 158 LLC pays Volato a monthly management fee of $38 thousand, and Volato AMS pays 158 LLC an hourly rental rate of $1 thousand per revenue flight hour. The lease expires on August 20, 2026.
Hoop Capital, LLC (Controlled by the Company’s Chief Commercial Officer and a director)
As of March 31, 2024, Hoop Capital LLC owned an aggregate of 3,466,153 shares of Class A common stock in Volato Group, Inc. which represents 11.8% of outstanding Class A Common stock.
Matthew Liotta 2021 Trust (the “Liotta Trust”)
As of March 31, 2024, the Liotta Trust owned an aggregate of 174,338 shares of Class A common stock of Volato Group, Inc.

NOTE 15 – RELATED PARTIES
Argand Group LLC (jointly owned by Matthew Liotta, Chief Executive Officer, and Jennifer Liotta, General Counsel)
As of December 31, 2023, Argand Group LLC owns an aggregate of 3,414,661 shares of Common stock in Legacy Volato. Following the business combination, these shares were converted into 3,466,154 shares of Class A common stock of Volato Group, Inc. representing approximately 12.4% of the issued and outstanding shares of Class A common stock.
The Company leases two (2) aircraft from Argand up until July 31, 2023. The total lease expense incurred by the Company was $0 and $56 thousand during the year ended December 31, 2023 and 2022, respectively. There is no balance owed to Argand Group LLC as of December 31, 2023.
PDK Management LLC (Matthew Liotta, Chief Executive Officer, is the sole member)
The Company facilitates the formation of limited liability plane companies (earlier defined as “Plane Co”), which are then funded by third party members prior to the sale and delivery of an aircraft purchased from Honda Aircraft Company that will enter into the Company’s fractional program. Each Plane Co is governed by an operating agreement and managed by PDK Management LLC, an entity whose sole member is the Company’s Chief Executive Officer until June 2023.
The aggregate amount of revenue generated from Plane Cos totaled $5.1 million and $2.2 million for the years ended December 31, 2023 and 2022, respectively.
Expenses charged to the Company by Plane Co’s totaled $3.9 million and $2.0 million for the year ended December 31, 2023 and 2022, respectively.
Balance due to Plane Cos amounted to $0.2 million and $0.2 million as of December 31, 2023 and 2022, respectively.
Liotta Family Office, LLC (60% owned by the father of Matthew Liotta, Chief Executive Officer, 20% beneficially owned by John Liotta, brother of Matthew Liotta, and 20% beneficially owned by Matthew Liotta)
During the year ended December 31, 2023, Liotta Family Office, LLC entered into an unsecured promissory note for a total amount of $1.0 million (note 12). The Company incurred approximately $86 thousand of interest during the year ended December 31, 2023. Accrued interest was approximately $86 thousand as of December 31, 2023.
During the year ended December 31, 2023, the Company converted the remaining principal, accrued interest and penalties of its line of credit into a convertible note for a total principal of $6.0 million. During the year ended December 31, 2023, the Company converted the principal of $6.0 million into 668,065 shares of Series A-3 preferred stock in Legacy Volato. Following the business combination, the 668,065 shares of Series A-3 preferred stock were converted into 678,139 shares of Class A common stock of Volato Group, Inc.
During the year ended December 31, 2023, the Company converted $3.0 million principal and $166 thousand of accrued interest owed to Liotta Family Office, LLC, into 529,190 shares of Series A-2 preferred stock in Legacy Volato, which were converted into 537,170 shares of Class A common stock of Volato Group, Inc. following the business combination.
Liotta Family Office, LLC currently owns 1,322,118 shares of Class A common stock, which represents approximately 4.7% of the issued and outstanding Class A common stock as of December 31, 2023.
Aircraft Lease and Charter Services
As part of Volato’s aircraft ownership program, Volato leases a HondaJet HA-420 aircraft from Volato 158, LLC (“158LLC”), the Company’s equity-method investment, which is 25% owned by DCL H&I, LLC (“DCL”). Dennis Liotta (The Company’s Chief Executive Officer’s father) and his spouse own 100% of DCL. Under the terms of an aircraft dry lease, 158 LLC pays Volato a monthly management fee of $38 thousand, and Volato AMS pays 158 LLC an hourly rental rate of $1 thousand per revenue flight hour. The lease expires on August 20, 2026.
Hangar Sublease and Personnel Services
The Company leases hangar and office space from Modern Aero, LLC (“Modern Aero”), a Florida limited liability company that operates a flight school at the Northeast Florida Regional Airport in St. Augustine, Florida. The Company’s Chief Executive Officer and his spouse hold a majority interest in Modern Aero. Legacy Volato pays $4 thousand per month in rent under a month-to-month lease arrangement.
Hoop Capital, LLC (Controlled by the Company’s Chief Commercial Officer and a director)
As of December 31, 2023, Hoop Capital LLC owned an aggregate of 3,414,660 shares of Common stock in Legacy Volato, which were converted into 3,466,153 shares of Class A common stock in Volato Group, Inc. following the business combination.
Matthew Liotta 2021 Trust (the “Liotta Trust”)
On December 30, 2022, Legacy Volato issued an unsecured convertible note to Matthew Liotta in the amount of $1 million. During the year ended December 31, 2023, Legacy Volato incurred approximately $29 thousand of interest. Following the qualifying financing, Legacy Volato converted the principal and accrued interest of the note in the aggregate amount of $1 million into 171,748 shares of Series A-2 preferred stock, which were converted into 174,338 shares of Class A common stock of Volato Group, Inc., following the business combination.